36. RELATED PARTIES´ TRANSACTIONS (Details 8) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CIESA
Disclosure of transactions between related parties [line items]
Dividends received	$ 0	$ 4	$ 0
Oldeval
Disclosure of transactions between related parties [line items]
Dividends received	7	0	0
TJSM
Disclosure of transactions between related parties [line items]
Dividends received	8	3	0
TMB
Disclosure of transactions between related parties [line items]
Dividends received	10	3	0
Total related parties
Disclosure of transactions between related parties [line items]
Dividends received	$ 25	$ 10	$ 0